Consolidated statements of financial position - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Intangible assets	€ 58	€ 1,607
Leasehold improvements and equipment	3,823	3,814
Long-term financial assets	0	12,348
Right-of-use assets	561	972
Total non-current assets	4,442	18,741
Current assets
Cash and cash equivalents	190,286	197,630
Trade and other receivables	2,697	4,809
Inventories	628	421
Other assets and prepaid expenses	2,459	3,534
Total current assets	196,070	206,394
TOTAL ASSETS	200,512	225,135
Equity
Issued capital	1,493	1,234
Capital reserves	582,843	474,087
Fair value reserves	(1,231)	(5,973)
Accumulated deficit	(430,190)	(333,397)
Total equity	152,915	135,951
Non-current liabilities
Borrowings	11,687	17,060
Contract liabilities	1,083	7,209
Lease liabilities	176	368
Total non-current liabilities	12,946	24,637
Current liabilities
Trade and other payables	19,077	18,860
Borrowings	5,930	580
Lease liabilities	396	683
Contract liabilities	9,248	44,424
Total current liabilities	34,651	64,547
TOTAL EQUITY AND LIABILITIES	€ 200,512	€ 225,135